Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended September 30,
	2016	2015

Basic weighted-average shares	12,435,923	12,464,496
Effect of dilutive securities:
Options	-	15,109
Unvested restricted stock units	-	22,649
Diluted weighted-average shares	12,435,923	12,502,254